Auditors’ remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Auditor Renumeration [Line Items]
Auditor's remuneration for audit services	£ 160	£ 132	£ 110
Audit-related assurance services	0	0	3
Other assurance services	115	118	163
Tax compliance and advisory services	25	23	62
Total fees payable	419	482	458
Subsidiaries
Auditor Renumeration [Line Items]
Auditor's remuneration for audit services	£ 119	£ 209	£ 120